International Growth and Income Fund
Investment portfolio
March 31, 2023
unaudited

Common stocks 94.42% Financials 16.38%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	32,727,500	$212,119
AIA Group, Ltd.	19,370,530	203,533
AXA SA	5,938,713	181,587
Edenred SA	2,290,268	135,507
HDFC Bank, Ltd.	5,733,530	112,721
Zurich Insurance Group AG	218,241	104,426
Société Générale	4,164,015	93,993
Hiscox, Ltd.	5,931,339	81,299
UniCredit SpA	4,030,662	76,343
DNB Bank ASA	3,930,282	70,499
Euronext NV	896,501	68,647
Tokio Marine Holdings, Inc.[1]	3,326,400	64,137
Toronto-Dominion Bank (CAD denominated)	1,063,743	63,714
Hana Financial Group, Inc.	1,871,918	58,864
Banco Santander, SA	13,661,925	50,893
Resona Holdings, Inc.[1]	10,007,400	48,376
Industrial and Commercial Bank of China, Ltd., Class H	87,693,000	46,687
Hang Seng Bank, Ltd.	2,936,300	41,656
London Stock Exchange Group PLC	424,924	41,296
Aon PLC, Class A	129,937	40,968
Bank Hapoalim B.M.	4,399,558	36,637
Banco Bilbao Vizcaya Argentaria, SA	4,917,357	35,131
Erste Group Bank AG	1,052,399	34,810
Prudential PLC	2,527,905	34,572
Grupo Financiero Banorte, SAB de CV, Series O	4,003,150	33,745
China Merchants Bank Co., Ltd., Class H	5,784,000	29,470
Discovery, Ltd.[2]	3,665,592	28,752
DBS Group Holdings, Ltd.	1,150,824	28,600
Bank Leumi Le Israel BM	3,450,373	26,094
Tryg A/S	1,146,000	25,026
HDFC Life Insurance Company, Ltd.	3,655,613	22,248
Israel Discount Bank, Ltd., Class A	4,116,297	20,248
Kotak Mahindra Bank, Ltd.	948,000	20,004
CaixaBank, SA	5,085,002	19,797
ABN AMRO Bank NV	1,147,980	18,234
ICICI Bank, Ltd. (ADR)	768,052	16,575
United Overseas Bank, Ltd.	717,100	16,091
Skandinaviska Enskilda Banken AB, Class A	1,449,622	15,987
Brookfield Corp., Class A (CAD denominated)	439,800	14,328
Hong Kong Exchanges and Clearing, Ltd.	266,800	11,842
Postal Savings Bank of China Co., Ltd., Class H	19,759,000	11,777
ICICI Securities, Ltd.	2,062,200	10,751
ING Groep NV	889,312	10,580
XP, Inc., Class A2	864,800	10,265
Canara Bank	2,810,000	9,751
EQT AB	425,332	8,700
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	272,292	$8,680
Intesa Sanpaolo SpA	3,349,070	8,619
Bank Mandiri (Persero) Tbk PT	11,999,900	8,250
KB Financial Group, Inc.	201,500	7,401
B3 SA - Brasil, Bolsa, Balcao	3,580,000	7,310
AU Small Finance Bank, Ltd.	549,500	3,880
Piraeus Financial Holdings SA2	727	2
Sberbank of Russia PJSC[3]	22,898,260	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	16,180,772	— [4]
		2,391,422
Industrials 12.68%
Airbus SE, non-registered shares	2,291,298	306,957
BAE Systems PLC	17,776,157	215,501
Rheinmetall AG	328,014	97,442
ABB, Ltd.	2,495,334	85,570
CCR SA, ordinary nominative shares	33,054,931	83,478
Alliance Global Group, Inc.	350,520,000	79,746
SMC Corp.	140,000	74,228
Daikin Industries, Ltd.	366,200	65,655
RELX PLC	1,854,646	60,039
Bunzl PLC	1,556,352	58,809
Ryanair Holdings PLC (ADR)[2]	596,836	56,276
InPost SA2	5,372,367	49,207
Safran SA	317,265	47,116
LIXIL Corp.	2,769,755	45,677
Brenntag SE	561,745	42,171
Mitsui & Co., Ltd.	1,114,100	34,721
Epiroc AB, Class A	876,290	17,400
Epiroc AB, Class B	861,596	14,687
Waste Connections, Inc. (CAD denominated)	213,276	29,683
Techtronic Industries Co., Ltd.	2,647,326	28,902
TFI International, Inc. (CAD denominated)	219,249	26,162
Experian PLC	784,453	25,820
Canadian Pacific Railway, Ltd. (CAD denominated)[1]	307,200	23,655
BELIMO Holding AG	48,881	23,582
Caterpillar, Inc.	102,000	23,342
Interpump Group SpA	401,700	22,596
Wizz Air Holdings PLC[2]	582,524	21,457
DSV A/S	107,565	20,762
Deutsche Post AG	423,660	19,789
Canadian National Railway Company (CAD denominated)	162,259	19,146
Siemens AG	116,427	18,846
Adecco Group AG	463,250	16,861
IMCD NV	90,000	14,730
Japan Airlines Co., Ltd.	744,800	14,523
ASSA ABLOY AB, Class B	523,600	12,571
Fluidra, SA, non-registered shares	698,000	12,307
ITOCHU Corp.	371,200	12,087
Hitachi, Ltd.	184,100	10,119
Komatsu, Ltd.	333,800	8,281
SITC International Holdings Co., Ltd.	3,679,267	7,907
Polycab India, Ltd.	95,000	3,337
		1,851,145
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary 11.56%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	251,994	$230,942
Evolution AB	1,449,993	194,556
Renault SA	3,371,440	137,652
MGM China Holdings, Ltd.[1,2]	93,693,200	114,914
Restaurant Brands International, Inc. (CAD denominated)[1]	1,127,185	75,671
Sands China, Ltd.[2]	20,191,935	70,475
InterContinental Hotels Group PLC	1,029,280	67,632
Prosus NV, Class N	858,172	67,111
adidas AG	345,876	61,068
Midea Group Co., Ltd., Class A	7,492,002	58,831
Industria de Diseño Textil, SA	1,691,667	56,811
Galaxy Entertainment Group, Ltd.[2]	8,220,000	54,643
Stellantis NV	2,956,690	53,798
B&M European Value Retail SA	8,806,119	52,540
Wynn Macau, Ltd.[2]	53,022,400	51,862
Sodexo SA	518,864	50,690
Li Ning Co., Ltd.	5,474,548	43,151
Paltac Corp.	977,800	37,177
Valeo SA, non-registered shares	1,789,325	36,822
Cie. Financière Richemont SA, Class A	164,787	26,415
Entain PLC	1,504,741	23,418
Coupang, Inc., Class A2	1,307,300	20,917
D’Ieteren Group	90,194	17,545
Kering SA	25,993	16,965
Amadeus IT Group SA, Class A, non-registered shares[2]	209,310	14,015
Games Workshop Group PLC	117,000	13,951
IDP Education, Ltd.[1]	502,482	9,220
Pan Pacific International Holdings Corp.	374,300	7,243
Nitori Holdings Co., Ltd.	59,300	7,150
MercadoLibre, Inc.[2]	3,895	5,134
JD.com, Inc., Class A	204,502	4,482
Balkrishna Industries, Ltd.	113,180	2,697
Dixon Technologies (India), Ltd.	72,747	2,535
Meituan, Class B2	22,440	408
		1,688,441
Information technology 10.78%
Taiwan Semiconductor Manufacturing Company, Ltd.	21,145,407	374,609
ASML Holding NV	488,297	333,651
Tokyo Electron, Ltd.	1,121,235	137,095
MediaTek, Inc.	4,800,400	125,308
Samsung Electronics Co., Ltd.	2,025,800	100,456
SAP SE	652,483	82,081
Broadcom, Inc.	120,353	77,211
Keyence Corp.	119,100	58,391
Capgemini SE	271,774	50,552
TDK Corp.	1,372,675	49,262
Nokia Corp.	8,275,503	40,687
ASM International NV	91,500	37,157
Vanguard International Semiconductor Corp.	10,532,000	33,610
Kingdee International Software Group Co., Ltd.[2]	20,098,000	32,282
Halma PLC	460,182	12,704
Nice, Ltd. (ADR)[1,2]	42,670	9,767
eMemory Technology, Inc.	133,000	8,227
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Fujitsu, Ltd.	44,300	$5,988
Nomura Research Institute, Ltd.	236,000	5,488
		1,574,526
Consumer staples 10.69%
Philip Morris International, Inc.	3,359,845	326,745
British American Tobacco PLC	6,700,052	234,802
Carlsberg A/S, Class B	848,558	131,204
Kweichow Moutai Co., Ltd., Class A	481,393	127,253
Anheuser-Busch InBev SA/NV	1,818,959	121,291
Nestlé SA	965,308	117,842
Pernod Ricard SA	414,497	93,917
Asahi Group Holdings, Ltd.	1,493,000	55,584
Japan Tobacco, Inc.	2,180,900	46,032
Carrefour SA, non-registered shares	2,130,000	43,060
Arca Continental, SAB de CV	4,586,469	41,650
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,469,725	38,645
Ocado Group PLC[2]	4,424,636	29,365
L’Oréal SA, non-registered shares	64,996	29,079
KT&G Corp.	447,718	28,888
Imperial Brands PLC	1,019,102	23,436
Varun Beverages, Ltd.	1,284,872	21,702
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	9,255,300	19,497
Reckitt Benckiser Group PLC	189,834	14,423
Danone SA	187,428	11,652
Avenue Supermarts, Ltd.[2]	104,467	4,329
		1,560,396
Health care 10.07%
AstraZeneca PLC	3,280,196	455,292
Novo Nordisk A/S, Class B	2,298,634	364,776
Sanofi	1,914,941	208,541
EssilorLuxottica	448,779	81,016
Bayer AG	1,237,188	78,804
Siemens Healthineers AG	1,130,392	65,014
Genus PLC	927,840	32,906
Lonza Group AG	50,009	30,079
Grifols, SA, Class B (ADR)[2]	4,001,900	29,494
HOYA Corp.	220,800	24,417
EUROAPI[1,2]	1,757,612	20,117
Shionogi & Co., Ltd.	434,600	19,658
Roche Holding AG, nonvoting non-registered shares	56,408	16,143
BeiGene, Ltd. (ADR)[1,2]	61,561	13,268
Innovent Biologics, Inc.[2]	2,183,500	9,751
Hypera SA, ordinary nominative shares	1,258,800	9,363
Argenx SE (ADR)[2]	15,941	5,939
CanSino Biologics, Inc., Class H	1,013,200	5,444
		1,470,022
Energy 6.46%
TotalEnergies SE	4,187,048	247,047
BP PLC	29,109,554	184,291
TechnipFMC PLC[2]	6,402,175	87,390
Schlumberger NV	1,345,647	66,071
Canadian Natural Resources, Ltd. (CAD denominated)	1,140,000	63,086
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cameco Corp. (CAD denominated)	2,346,000	$61,432
TC Energy Corp. (CAD denominated)[1]	1,298,650	50,514
Aker BP ASA	1,705,232	41,841
Equinor ASA	1,177,300	33,482
Woodside Energy Group, Ltd.	1,432,000	32,266
Reliance Industries, Ltd.	859,046	24,420
Gaztransport & Technigaz SA	209,500	21,465
INPEX Corp.	1,422,400	15,134
Tourmaline Oil Corp.	353,000	14,710
Var Energi ASA[1]	141,368	345
Gazprom PJSC[3]	33,392,872	— [4]
Sovcomflot PAO[2,3]	16,933,870	— [4]
LUKOIL Oil Co. PJSC[3]	476,875	— [4]
		943,494
Communication services 5.97%
Koninklijke KPN NV	35,835,844	126,568
Nippon Telegraph and Telephone Corp.	3,567,000	106,537
Tencent Holdings, Ltd.	2,174,500	106,253
Publicis Groupe SA	996,162	77,826
Telefónica, SA, non-registered shares	17,875,373	77,136
BT Group PLC	36,123,548	64,999
Sea, Ltd., Class A (ADR)[2]	717,471	62,097
América Móvil, SAB de CV, Class B (ADR)[1]	2,250,561	47,374
SoftBank Corp.	3,418,500	39,434
Vodafone Group PLC	33,772,836	37,329
Deutsche Telekom AG	1,296,820	31,410
Singapore Telecommunications, Ltd.	14,408,400	26,699
MTN Group, Ltd.	2,660,629	19,012
Indus Towers, Ltd.	10,107,846	17,604
Universal Music Group NV	398,378	10,071
NetEase, Inc.	500,500	8,846
Viaplay Group AB, Class B2	323,328	8,254
KT Corp.	160,000	3,628
Yandex NV, Class A2,3	236,970	— [4]
		871,077
Materials 5.30%
Vale SA, ordinary nominative shares	8,899,127	140,972
Vale SA (ADR), ordinary nominative shares	2,777,036	43,822
Barrick Gold Corp.	5,489,422	101,939
Barrick Gold Corp. (CAD denominated)	608,000	11,287
Linde PLC	257,063	91,370
Glencore PLC	12,088,138	69,532
Sociedad Química y Minera de Chile SA, Class B (ADR)[1]	484,039	39,236
Air Liquide SA, non-registered shares	218,569	36,617
UPM-Kymmene OYJ	1,061,000	35,630
Asahi Kasei Corp.	4,464,525	31,311
Fortescue Metals Group, Ltd.	1,908,306	28,697
Rio Tinto PLC	364,644	24,714
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[2]	4,288,071	23,713
Fresnillo PLC	2,560,608	23,564
Shin-Etsu Chemical Co., Ltd.	715,000	23,191
Sika AG	70,819	19,878
Koninklijke DSM NV	103,415	12,223
International Growth and Income Fund — Page 5 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Nutrien, Ltd. (CAD denominated)[1]	111,625	$8,244
Givaudan SA	2,359	7,687
Alrosa PJSC[2,3]	3,661,021	— [4]
		773,627
Utilities 3.26%
Engie SA	7,904,888	125,014
Enel SpA	19,237,510	117,489
ENN Energy Holdings, Ltd.	5,788,200	79,068
Brookfield Infrastructure Partners, LP	1,638,032	55,353
Iberdrola, SA, non-registered shares	2,309,308	28,765
National Grid PLC	2,000,226	27,150
Veolia Environnement	813,070	25,123
China Resources Gas Group, Ltd.	4,758,000	17,593
		475,555
Real estate 1.27%
CK Asset Holdings, Ltd.	14,622,120	88,586
Longfor Group Holdings, Ltd.	15,686,900	44,164
Link REIT	5,817,125	37,306
Embassy Office Parks REIT	4,152,311	15,778
		185,834
Total common stocks (cost: $11,107,633,000)		13,785,539
Preferred securities 0.43% Materials 0.35%
Gerdau SA, preferred nominative shares	10,216,053	50,975
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	283,202	11,826
Total preferred securities (cost: $48,902,000)		62,801
Rights & warrants 0.03% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[2,5]	562,000	4,413
Total rights & warrants (cost: $4,221,000)		4,413
Short-term securities 6.34% Money market investments 4.91%
Capital Group Central Cash Fund 4.86%[6,7]	7,161,481	716,148
Money market investments purchased with collateral from securities on loan 1.43%
Capital Group Central Cash Fund 4.86%[6,7,8]	384,127	38,413
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.73%[6,8]	37,600,000	37,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.73%[6,8]	35,041,146	35,041
International Growth and Income Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.73%[6,8]	25,000,000	$25,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.72%[6,8]	22,900,000	22,900
Fidelity Investments Money Market Government Portfolio, Class I 4.72%[6,8]	16,700,000	16,700
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares 4.69%[6,8]	12,500,000	12,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%[6,8]	12,500,000	12,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.75%[6,8]	8,300,000	8,300
		208,954
Total short-term securities (cost: $925,002,000)		925,102
Total investment securities 101.22% (cost: $12,085,758,000)		14,777,855
Other assets less liabilities (1.22)%		(177,907)
Net assets 100.00%		$14,599,948
Investments in affiliates7

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)
Short-term securities 5.17%
Money market investments 4.91%
Capital Group Central Cash Fund 4.86%[6]	$996,931	$1,778,126	$2,059,067	$(112)	$270	$716,148	$17,367
Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 4.86%[6,8]	42,198		3,785 [9]			38,413	— [10]
Total 5.17%				$(112)	$270	$754,561	$17,367

[1]	All or a portion of this security was on loan. The total value of all such securities was $275,172,000, which represented 1.88% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,413,000, which represented .03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 3/31/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
International Growth and Income Fund — Page 7 of 9

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
International Growth and Income Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$186,905	$2,204,517	$— *	$2,391,422
Industrials	261,742	1,589,403	—	1,851,145
Consumer discretionary	101,722	1,586,719	—	1,688,441
Information technology	86,978	1,487,548	—	1,574,526
Consumer staples	387,892	1,172,504	—	1,560,396
Health care	58,064	1,411,958	—	1,470,022
Energy	343,203	600,291	— *	943,494
Communication services	109,471	761,606	— *	871,077
Materials	460,583	313,044	— *	773,627
Utilities	55,353	420,202	—	475,555
Real estate	—	185,834	—	185,834
Preferred securities	50,975	11,826	—	62,801
Rights & warrants	—	4,413	—	4,413
Short-term securities	925,102	—	—	925,102
Total	$3,027,990	$11,749,865	$— *	$14,777,855
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-034-0523O-S89763
International Growth and Income Fund — Page 9 of 9